Accrued Expenses and Other Current Liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Professional fees	$ 500	$ 347	$ 406
Compensation and related benefits	1,297	2,740	4,405
Research and development	1,174	642	1,896
Divestiture fee due to Catalent	924	924
Accrued expenses and other current liabilities	$ 3,895	$ 4,653	$ 6,707